Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

12. Leases

Our operating leases primarily consist of leases of offices and showrooms. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the unaudited interim condensed consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2020 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Our ROA and relevant lease liabilities originated from our rented premises for office purpose in Hong Kong and showroom purpose in London.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	42,491,805	45,493,013	5,795,362
Current operating lease obligation	3,890,482	5,189,781	661,127
Non-current operating lease obligation	38,601,323	40,303,232	5,134,235
Total operating lease obligation	42,491,805	45,493,013	5,795,362

Operating lease expense for the six-month periods ended June 30, 2024 and 2025 was HKD2,470,406 and HKD3,430,526 (US$437,015), respectively.

The undiscounted future minimum lease payment schedule as follows:

For the years ending June 30,	HKD	US$
2026	8,571,101	1,091,874
2027	8,222,303	1,047,440
2028	8,372,951	1,066,632
2029	8,277,359	1,054,454
2030 or after	27,114,091	3,454,068
Total lease payments	60,557,805	7,714,468
Less: imputed interest	(15,064,792)	(1,919,106)
Total operating lease liabilities	45,493,013	5,795,362
As of June 30, 2025
Weighted average discount rate	7.92%
Weighted average remaining lease term (years)	6.68

11. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Our operating leases primarily consist of leases of office premises and showrooms. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2020, using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right-of-use assets and associated lease liabilities of approximately HKD541,625 and HKD541,625, respectively, as of January 1, 2020.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	23,884,854	42,491,805	5,470,320
Current operating lease obligation	708,829	3,890,482	500,854
Non-current operating lease obligation	23,176,025	38,601,323	4,969,466
Total operating lease obligation	23,884,854	42,491,805	5,470,320

Operating lease expense for the year ended December 31, 2023 and 2024 was HKD3,271,053 and HKD3,866,322 (US$497,744), respectively.

The undiscounted future minimum lease payment schedule as follows:

For the years ending December 31,	HKD	US$
2025	7,073,089	910,577
2026	7,308,606	940,897
2027	7,501,149	965,685
2028	7,752,154	997,999
2029 or after	28,133,028	3,621,796
Total lease payments	57,768,026	7,436,954
Less: imputed interest	(15,276,221)	(1,966,634)
Total operating lease liabilities	42,491,805	5,470,320

Other supplemental information about the Company’s operating lease as of:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	7.91%	7.71%
Weighted average remaining lease term (years)	9.0	6.1

Our right-of-use assets and relevant lease liabilities originated from our rented premises for office premises in Hong Kong and retail shops in the UK.